UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22018
Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
March 31, 2011 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 1.6%

	Auto – 0.4%

$3,062	AmeriCredit Automobile Receivables Trust, Series 2010-4	0.325%	12/08/11	A-1+	$3,062,705

	Other – 1.2%

5,000	Bank One Issuance Trust, Class 2004-A5	0.391%	3/17/14	AAA	4,999,734
2,612	CNH Equipment Trust Series 2010-1	0.427%	12/09/11	A-1+	2,612,546
405	SLM Student Loan Trust 2008-6 Class A1	0.688%	10/27/14	AAA	405,380
181	SLM Student Loan Trust, Series 2008-1 Class A1	0.538%	7/25/13	AAA	181,333

8,198	Total Other				8,198,993

$11,260	Total Asset-Backed Securities (cost $11,260,750)				11,261,698

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 43.4%

	Brazil – 21.1%

90,500 BRL	Letra De Tesouro Nacional	0.000%	7/01/11	BBB+	$53,866,416
41,540 BRL	Letra De Tesouro Nacional	0.000%	10/01/11	BBB-	24,002,596
25,065 BRL	National Treasury Note of Brazil	6.000%	8/15/12	BBB-	31,148,381
64,557 BRL	National Treasury Note of Brazil	10.000%	1/01/14	BBB+	37,920,125

221,662 BRL	Total Brazil				146,937,518

	Canada – 3.7%

25,000 CAD	Canadian Government Bond	1.500%	3/01/12	AAA	25,820,526

	Chile – 6.5%

11,300,000 CLP	Bonos del Banco Central de Chile en Pesos	3.000%	5/01/12	Aa3	23,253,893
10,565,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	AA	22,207,623

21,865,000 CLP	Total Chile				45,461,516

	Colombia – 2.7%

27,290,000 COL	Republic of Colombia	12.000%	10/22/15	BBB-	18,600,654

	Germany – 2.0%

10,000 EUR	IKB Deutsche Industriebank AG	2.250%	4/29/11	AAA	14,179,576

	Mexico – 2.0%

150,000 MXN	United Mexican States	9.500%	12/18/14	A	13,808,961

	Poland – 2.9%

30,000 PLN	Republic of Poland	0.000%	1/25/12	A	10,194,158
30,000 PLN	Republic of Poland	0.000%	7/25/12	A	9,938,710

60,000 PLN	Total Poland				20,132,868

	South Korea – 2.2%

17,013,250 KRW	Korea Monetary Stability Bond	4.180%	12/02/11	A1	15,594,541

	Taiwan – 0.3%

50,000 TWD	Taiwan Government	3.625%	3/08/12	AA-	1,746,143

	Total Sovereign Debt (cost $286,071,097)				302,282,303

Principal
Amount (000)(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 54.5%

	Sovereign Debt – 3.3%

	Turkey – 3.3%

21,720 TRY	Republic of Turkey, Government Bond	0.000%	5/11/11	BB+	$13,948,072
14,480 TRY	Republic of Turkey, Government Bond	0.000%	8/03/11	N/R	9,127,441

36,200 TRY	Total Turkey				23,075,513

	U.S. Government and Agency Obligations – 47.7%

$15,030	Federal Home Loan Bank Bonds	0.700%	5/27/11	AAA	15,043,557
1,000	Federal Home Loan Bank Bonds	0.540%	5/24/11	AAA	1,000,647
5,000	Federal Home Loan Bank Bonds	0.550%	6/01/11	AAA	5,003,750
15,000	Federal Home Loan Bank Bonds	1.625%	7/27/11	AAA	15,073,665
15,000	Federal Home Loan Bank Bonds	0.340%	9/13/11	AAA	15,013,740
15,000	Federal Home Loan Bank Bonds	0.240%	10/28/11	AAA	14,997,135
20,000	Federal Home Loan Bank Bonds	4.875%	11/18/11	AAA	20,573,000
10,000	Federal Home Loan Banks, Discount Notes	0.000%	4/04/11	AAA	9,999,825
8,000	Federal Home Loan Banks, Discount Notes	0.000%	4/11/11	AAA	7,999,044
11,000	Federal Home Loan Banks, Discount Notes	0.000%	4/20/11	AAA	10,998,897
9,000	Federal Home Loan Banks, Discount Notes	0.000%	5/12/11	AAA	8,998,155
3,500	Federal Home Loan Banks, Discount Notes	0.000%	6/01/11	AAA	3,499,465
4,800	Federal Home Loan Banks, Discount Notes	0.000%	7/12/11	AAA	4,798,502
14,170	Federal Home Loan Banks, Discount Notes	0.000%	8/17/11	AAA	14,162,943
12,000	Federal Home Loan Mortgage Corporation, Notes, (4)	6.000%	6/15/11	AAA	12,147,240
22,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	6/27/11	AAA	21,995,226
25,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	8/23/11	AAA	24,987,000
13,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	9/12/11	AAA	12,990,536
13,200	Federal National Mortgage Association	0.000%	7/01/11	AAA	13,196,330
6,000	Federal National Mortgage Association	0.000%	8/01/11	AAA	5,997,360
10,000	Federal National Mortgage Association	1.160%	9/08/11	AAA	10,045,190
15,000	Federal National Mortgage Association	0.000%	9/14/11	AAA	14,988,945
10,000	U.S. Treasury Notes	0.875%	4/30/11	AAA	10,005,860
20,000	U.S. Treasury Notes	1.000%	8/31/11	AAA	20,068,760
25,000	U.S. Treasury Notes	1.000%	10/31/11	AAA	25,115,225
13,000	U.S. Treasury Notes	1.750%	11/15/11	AAA	13,123,904

330,700	Total U.S. Government and Agency Obligations				331,823,901

	Repurchase Agreements – 3.5%

$24,110	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $24,110,052, collateralized by $24,205,000 U.S. Treasury Notes, 1.375%, due 5/15/13, value $24,594,779	0.010%	4/01/11	N/A	24,110,045

	Total Short-Term Investments (cost $378,729,734)				379,009,459

	Total Investments (cost $676,061,581) – 99.5%				692,553,460

	Other Assets Less Liabilities – 0.5% (5)				3,532,139

	Net Assets – 100%				$696,085,599

Investments in Derivatives
Put Options Purchased outstanding at March 31, 2011

		Put Notional		Call Notional		Expiration	Strike
Type	Counterparty	Amount		Amount (6)		Date	Price		Value

Currency Option	Morgan Stanley	100,500,000	USD	155,775,000	TRY	5/23/11	1.5500	TRY	$1,298,460

	Total Put Options Purchased (cost $819,075)								$1,298,460

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2011:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Morgan Stanley	Brazilian Real	53,966,500	U.S. Dollar	32,078,999	4/04/11	$(975,544)
Morgan Stanley	Brazilian Real	53,967,000	U.S. Dollar	32,292,365	5/03/11	(580,501)
RBC	Canadian Dollar	20,225,107	U.S. Dollar	16,677,750	4/20/11	(4,175,192)
JPMorgan Chase	Canadian Dollar	674,893	U.S. Dollar	555,427	4/20/11	(140,416)
Citibank N.A.	Canadian Dollar	4,100,000	U.S. Dollar	3,969,072	4/20/11	(258,201)
RBC	Colombian Peso	20,800,000,000	U.S. Dollar	11,130,435	6/02/11	(34,961)
UBS AG	Czech Koruna	588,042,750	U.S. Dollar	33,660,146	4/04/11	(305,143)
UBS AG	Czech Koruna	588,042,750	U.S. Dollar	33,751,916	6/03/11	(193,722)
Citibank N.A.	Euro	10,005,120	U.S. Dollar	13,734,879	4/29/11	(437,784)
HSBC	Mexican Peso	428,841,566	U.S. Dollar	35,766,603	4/04/11	(287,319)
JPMorgan Chase	New Zealand Dollar	40,000,000	U.S. Dollar	29,102,400	5/16/11	(1,335,473)
JPMorgan Chase	Polish Zloty	59,283,000	U.S. Dollar	20,746,457	4/15/11	(111,038)
JPMorgan Chase	Polish Zloty	40,000,000	U.S. Dollar	13,946,515	5/16/11	(89,723)
Bank of America	South African Rand	200,000,000	U.S. Dollar	28,863,361	4/15/11	(654,335)
HSBC	U.S. Dollar	55,093,500	Australian Dollar	55,650,000	4/07/11	2,446,733
Barclays	U.S. Dollar	50,106,500	Australian Dollar	50,000,000	5/16/11	1,343,424
Citibank N.A.	U.S. Dollar	34,485,500	Australian Dollar	35,000,000	5/23/11	1,498,257
Morgan Stanley	U.S. Dollar	32,471,119	Brazilian Real	53,967,000	4/04/11	583,730
JPMorgan Chase	U.S. Dollar	368,064	Canadian Dollar	445,000	4/20/11	90,750
RBC	U.S. Dollar	20,401,066	Canadian Dollar	20,225,107	4/20/11	451,876
UBS AG	U.S. Dollar	23,925,410	Canadian Dollar	23,300,000	5/03/11	91,206
RBC	U.S. Dollar	25,420,254	Canadian Dollar	24,800,000	5/10/11	138,500
UBS AG	U.S. Dollar	9,966,585	Chilean Peso	4,772,499,075	4/15/11	13,547
Deutsche Bank AG	U.S. Dollar	13,778,920	Chilean Peso	6,700,000,000	5/18/11	188,098
UBS AG	U.S. Dollar	33,585,938	Czech Koruna	588,042,750	4/04/11	379,351
UBS AG	U.S. Dollar	33,643,777	Czech Koruna	588,042,750	6/03/11	301,861
JPMorgan Chase	U.S. Dollar	35,006,605	Malaysian Ringgit	106,000,000	6/29/11	(22,111)
HSBC	U.S. Dollar	35,551,043	Mexican Peso	428,841,566	4/04/11	502,878
Citibank N.A.	U.S. Dollar	30,000,000	Mexican Peso	361,665,000	5/09/11	307,269
Morgan Stanley	U.S. Dollar	52,841,944	Mexican Peso	638,225,000	5/16/11	607,460
HSBC	U.S. Dollar	35,573,751	Mexican Peso	428,841,566	6/03/11	282,854
Morgan Stanley	U.S. Dollar	20,784,330	New Zealand Dollar	27,000,000	4/11/11	(192,605)
Barclays	U.S. Dollar	33,157,350	New Zealand Dollar	45,000,000	5/16/11	1,085,257
JPMorgan Chase	U.S. Dollar	36,845,500	New Zealand Dollar	50,000,000	5/16/11	1,201,841
UBS AG	U.S. Dollar	29,224,920	New Zealand Dollar	40,000,000	5/17/11	1,211,011
Deutsche Bank AG	U.S. Dollar	14,332,270	New Zealand Dollar	19,000,000	6/01/11	110,972
Goldman Sachs	U.S. Dollar	36,121,973	Norwegian Krone	206,000,000	5/18/11	1,040,622
JPMorgan Chase	U.S. Dollar	20,757,353	Polish Zloty	59,283,000	4/15/11	100,142
JPMorgan Chase	U.S. Dollar	28,554,515	Polish Zloty	82,000,000	5/16/11	219,774
Morgan Stanley	U.S. Dollar	5,958,461	Polish Zloty	17,500,000	5/18/11	181,375
Bank of America	U.S. Dollar	34,870,267	Singapore Dollar	44,000,000	7/01/11	43,059
Credit Suisse	U.S. Dollar	28,594,511	Swedish Krona	182,212,800	5/10/11	222,716
Morgan Stanley	U.S. Dollar	27,638,082	South African Rand	200,508,756	4/15/11	1,954,700
Bank of America	U.S. Dollar	27,194,605	South African Rand	200,000,000	4/15/11	2,323,091
JPMorgan Chase	U.S. Dollar	13,897,575	South African Rand	100,000,000	4/26/11	838,227
Citibank N.A.	U.S. Dollar	17,092,364	South Korean Won	19,005,000,000	4/15/11	223,975
JPMorgan Chase	U.S. Dollar	20,736,917	South Korean Won	23,300,000,000	5/16/11	458,843
JPMorgan Chase	U.S. Dollar	20,079,213	South Korean Won	22,560,000,000	5/16/11	443,376
RBC	U.S. Dollar	23,746,564	Turkish Lira	37,906,640	5/16/11	617,942

						$11,710,649

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Asset-Backed Securities	$—	$11,261,698	$—	$11,261,698
Sovereign Debt	—	302,282,303	—	302,282,303
Short-Term Investments	—	379,009,459	—	379,009,459
Derivatives:
Put Options Purchased	1,298,460	—	—	1,298,460
Forward Foreign Currency Exchange Contracts*	—	11,710,649	—	11,710,649

Total	$1,298,460	$704,264,109	$—	$705,562,569

* Represents net unrealized appreciation (depreciation).
During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
	Derivative	Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$21,504,717	Unrealized depreciation on forward foreign currency exchange contracts	$9,794,068

Foreign Currency Exchange Rate	Options	Options purchased, at value	1,298,460	—	—
Total			$22,803,177		$9,794,068

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2011, the cost of investments (excluding investments in derivatives) was $681,324,837.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$12,783,201
Depreciation	(1,554,578)

Net unrealized appreciation (depreciation) of investments	$11,228,623

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(6)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

N/A	Not applicable.

N/R	Not rated.

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COL	Colombian Peso

EUR	Euro

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

TRY	Turkish Lira

TWD	Taiwan Dollar

USD	United States Dollar

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011